Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 18,002	$ 17,373	$ 17,315
Average number of employees | employee	247,055	242,850	244,788
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 37	$ 37	$ 54
Average number of employees | employee	60	43